Eaton Vance

Tax-Advantaged Global Dividend Income Fund

July 31, 2020

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 103.8%

Security	Shares	Value
Auto Components — 4.5%
Bridgestone Corp.(1)	456,441	$13,444,714
Cie Generale des Etablissements Michelin SCA(1)	152,312	15,774,357
Continental AG(1)	283,601	27,395,503

		$56,614,574

Automobiles — 2.1%
Daimler AG(1)	616,525	$26,956,947

		$26,956,947

Banks — 3.5%
Banco Santander S.A.(1)	1,874,222	$4,019,217
Bank of New York Mellon Corp. (The)(1)	262,691	9,417,473
Canadian Imperial Bank of Commerce(1)	95,408	6,605,087
Citigroup, Inc.(1)	214,023	10,703,290
HDFC Bank, Ltd.	263,874	3,646,525
ING Groep NV(1)	859,653	5,994,257
KeyCorp.(1)	333,435	4,004,554

		$44,390,403

Beverages — 2.4%
Coca-Cola HBC AG(1)	808,065	$21,036,975
Diageo PLC(1)	259,248	9,486,045

		$30,523,020

Biotechnology — 0.5%
CSL, Ltd.(1)	32,705	$6,361,209

		$6,361,209

Building Products — 0.6%
Assa Abloy AB, Class B(1)	331,960	$7,328,412

		$7,328,412

Chemicals — 5.4%
BASF SE(1)	211,591	$11,672,642
Brenntag AG(1)	290,152	17,906,149
Chr. Hansen Holding A/S(1)	50,409	5,752,299
Covestro AG(1)(2)	685,488	26,602,007
Sika AG(1)	29,753	6,537,687

		$68,470,784

Construction & Engineering — 0.0%(3)
Abengoa S.A., Class A(1)(4)(5)	311,491	$5,908
Abengoa S.A., Class B(1)(4)(5)	3,220,895	23,523

		$29,431

Security	Shares	Value
Construction Materials — 0.5%
CRH PLC(1)	177,537	$6,463,859

		$6,463,859

Consumer Finance — 0.7%
Capital One Financial Corp.(1)	58,032	$3,702,441
OneMain Holdings, Inc.(1)	174,354	5,003,960

		$8,706,401

Diversified Financial Services — 1.7%
Berkshire Hathaway, Inc., Class B(1)(4)	67,868	$13,287,197
ORIX Corp.(1)	759,156	8,210,356

		$21,497,553

Diversified Telecommunication Services — 2.6%
Deutsche Telekom AG(1)	1,520,119	$25,378,002
Koninklijke KPN NV(1)	959,745	2,528,357
Telenor ASA(1)	282,946	4,374,001

		$32,280,360

Electric Utilities — 8.2%
Endesa S.A.(1)	748,229	$21,344,647
Enel SpA(1)	2,422,341	22,189,919
Iberdrola S.A.(1)	757,607	9,792,286
NextEra Energy, Inc.(1)	27,786	7,799,530
Red Electrica Corp. S.A.(1)	1,191,591	23,229,818
SSE PLC(1)	1,101,465	18,683,427

		$103,039,627

Electrical Equipment — 1.1%
Melrose Industries PLC(1)	4,548,309	$5,022,327
Schneider Electric SE(1)	76,745	8,799,849

		$13,822,176

Electronic Equipment, Instruments & Components — 3.8%
CDW Corp.(1)	50,901	$5,917,241
Halma PLC(1)	132,046	3,750,611
Keyence Corp.(1)	28,941	12,204,038
Murata Manufacturing Co., Ltd.(1)	73,032	4,690,892
Nippon Electric Glass Co., Ltd.(1)	931,022	15,228,058
Zebra Technologies Corp., Class A(1)(4)	23,114	6,489,256

		$48,280,096

Entertainment — 1.2%
Nintendo Co., Ltd.(1)	12,295	$5,407,466
Walt Disney Co. (The)(1)	87,047	10,179,276

		$15,586,742

Security	Shares	Value
Equity Real Estate Investment Trusts (REITs) — 0.9%
American Tower Corp.(1)	27,541	$7,198,942
Equity Residential(1)	80,376	4,310,565

		$11,509,507

Food Products — 4.7%
Danone S.A.(1)	424,650	$28,423,213
Mondelez International, Inc., Class A(1)	273,597	15,181,898
Nestle S.A.(1)	126,390	15,030,514

		$58,635,625

Gas Utilities — 1.3%
Snam SpA(1)	3,064,130	$16,311,757

		$16,311,757

Health Care Equipment & Supplies — 2.9%
Baxter International, Inc.(1)	60,737	$5,246,462
Boston Scientific Corp.(1)(4)	319,274	12,314,398
Intuitive Surgical, Inc.(1)(4)	17,950	12,303,648
Straumann Holding AG(1)	6,687	6,624,147

		$36,488,655

Health Care Providers & Services — 0.6%
Anthem, Inc.(1)	25,328	$6,934,806

		$6,934,806

Hotels, Restaurants & Leisure — 0.7%
Compass Group PLC(1)	669,305	$9,209,100

		$9,209,100

Household Durables — 0.2%
Sekisui House, Ltd.(1)	136,491	$2,492,838

		$2,492,838

Household Products — 0.8%
Henkel AG & Co. KGaA(1)	122,042	$10,604,358

		$10,604,358

Industrial Conglomerates — 0.9%
DCC PLC(1)	125,161	$11,129,389

		$11,129,389

Security	Shares	Value
Insurance — 6.1%
AIA Group, Ltd.(1)	900,718	$8,121,719
Aviva PLC(1)	1,501,689	5,164,388
AXA S.A.(1)	209,750	4,208,359
Mapfre S.A.(1)	8,147,605	14,753,740
Poste Italiane SpA(1)(2)	2,160,821	19,854,682
Sampo Oyj, Class A(1)	673,005	24,325,265

		$76,428,153

Interactive Media & Services — 4.5%
Alphabet, Inc., Class C(1)(4)	22,378	$33,185,679
Facebook, Inc., Class A(1)(4)	61,965	15,718,661
Tencent Holdings, Ltd.(1)	109,739	7,527,893

		$56,432,233

Internet & Direct Marketing Retail — 3.1%
Amazon.com, Inc.(1)(4)	12,235	$38,719,860

		$38,719,860

IT Services — 1.7%
Amadeus IT Group S.A.(1)	189,586	$9,467,027
Visa, Inc., Class A(1)	64,178	12,219,491

		$21,686,518

Leisure Products — 0.7%
Yamaha Corp.(1)	200,074	$9,224,748

		$9,224,748

Life Sciences Tools & Services — 0.4%
Lonza Group AG(1)	8,852	$5,535,466

		$5,535,466

Machinery — 5.4%
Ingersoll Rand, Inc.(1)(4)	274,619	$8,675,214
Neles Oyj(1)	516,495	7,365,751
Outotec Oyj(1)	2,220,928	14,333,623
Sandvik AB(1)(4)	449,744	8,405,053
SMC Corp.(1)	13,428	7,057,072
Stanley Black & Decker, Inc.(1)	48,687	7,464,691
Valmet Oyj(1)	547,253	15,332,016

		$68,633,420

Metals & Mining — 0.9%
Rio Tinto, Ltd.(1)	158,604	$11,608,012

		$11,608,012

Mortgage Real Estate Investment Trusts (REITs) — 0.3%
AGNC Investment Corp.(1)	319,911	$4,350,790

		$4,350,790

Multi-Utilities — 2.0%
CMS Energy Corp.(1)	74,998	$4,813,372
RWE AG(1)	534,044	20,130,451

		$24,943,823

Security	Shares	Value
Oil, Gas & Consumable Fuels — 1.8%
Chevron Corp.(1)	83,113	$6,976,505
ConocoPhillips(1)	126,390	4,725,722
Eni SpA(1)	145,100	1,292,523
EOG Resources, Inc.(1)	78,932	3,697,964
Phillips 66(1)	90,735	5,627,385

		$22,320,099

Personal Products — 1.1%
Unilever PLC(1)	235,322	$14,012,244

		$14,012,244

Pharmaceuticals — 5.0%
Eli Lilly & Co.(1)	50,654	$7,612,790
Novartis AG(1)	101,555	8,364,803
Novo Nordisk A/S, Class B(1)	119,752	7,857,236
Roche Holding AG PC(1)	27,540	9,538,658
Sanofi(1)	153,544	16,121,676
Zoetis, Inc.(1)	86,801	13,165,976

		$62,661,139

Professional Services — 1.3%
Recruit Holdings Co., Ltd.(1)	305,227	$9,521,812
Verisk Analytics, Inc.(1)	36,146	6,821,112

		$16,342,924

Semiconductors & Semiconductor Equipment — 4.4%
ASML Holding NV(1)	30,719	$10,921,760
Infineon Technologies AG(1)	316,714	8,074,742
Micron Technology, Inc.(1)(4)	98,456	4,928,215
Siltronic AG(1)	222,325	20,282,680
Taiwan Semiconductor Manufacturing Co., Ltd. ADR(1)	138,834	10,952,614

		$55,160,011

Software — 3.5%
Dassault Systemes SE(1)	34,227	$6,232,512
Intuit, Inc.(1)	17,704	5,423,975
Microsoft Corp.(1)	159,016	32,599,870

		$44,256,357

Specialty Retail — 1.7%
Lowe’s Cos., Inc.(1)	71,826	$10,695,610
TJX Cos., Inc. (The)(1)	195,580	10,168,204

		$20,863,814

Security	Shares	Value
Technology Hardware, Storage & Peripherals — 2.4%
Apple, Inc.(1)	70,081	$29,787,228

		$29,787,228

Textiles, Apparel & Luxury Goods — 1.6%
adidas AG(1)(4)	42,524	$11,727,151
LVMH Moet Hennessy Louis Vuitton SE(1)	18,169	7,900,664

		$19,627,815

Tobacco — 1.7%
Japan Tobacco, Inc.(1)	1,268,261	$21,677,695

		$21,677,695

Water Utilities — 1.5%
United Utilities Group PLC(1)	1,606,015	$18,834,619

		$18,834,619

Wireless Telecommunication Services — 0.9%
Vodafone Group PLC(1)	7,519,118	$11,300,094

		$11,300,094

Total Common Stocks (identified cost $1,182,078,361)		$1,308,074,691

Preferred Stocks — 6.3%(1)

Security	Shares	Value
Banks — 1.4%
AgriBank FCB, 6.875% to 1/1/24(6)	50,890	$5,394,340
CoBank ACB, Series F, 6.25% to 10/1/22(6)	37,717	3,903,709
Farm Credit Bank of Texas, 6.75% to 9/15/23(2)(6)	7,600	805,600
Texas Capital Bancshares, Inc., 6.50%	122,563	3,157,223
Wells Fargo & Co., Series L, 7.50% (Convertible)	2,938	3,970,707

		$17,231,579

Electric Utilities — 0.9%
Interstate Power & Light Co., Series D, 5.10%	18,904	$481,485
NextEra Energy Capital Holdings, Inc., Series I, 5.125%	60,924	1,548,079
SCE Trust III, Series H, 5.75% to 3/15/24(6)	253,661	5,727,665
Southern Co. (The), 4.95%	142,000	3,720,400

		$11,477,629

Equity Real Estate Investment Trusts (REITs) — 0.3%
SITE Centers Corp., Series A, 6.375%	139,400	$3,195,048
SITE Centers Corp., Series K, 6.25%	21,025	488,831
Vornado Realty Trust, Series K, 5.70%	29,553	712,228

		$4,396,107

Security	Shares	Value
Food Products — 0.7%
Dairy Farmers of America, Inc., 7.875%(2)	86,230	$7,674,470
Ocean Spray Cranberries, Inc., 6.25%(2)	18,430	1,515,867

		$9,190,337

Independent Power and Renewable Electricity Producers — 0.1%
Algonquin Power & Utilities Corp., Series 19-A, 6.20% to 7/1/24(6)	66,400	$1,784,334

		$1,784,334

Insurance — 0.9%
American Equity Investment Life Holding Co., Series B, 6.625% to 9/1/25(6)	222,000	$5,534,460
Athene Holding, Ltd., Series C, 6.375% to 6/30/25(6)	234,000	6,128,460

		$11,662,920

Multi-Utilities — 0.4%
DTE Energy Co., Series C, 5.25%	186,698	$4,794,405

		$4,794,405

Oil, Gas & Consumable Fuels — 0.6%
NuStar Energy, L.P., Series B, 7.625% to 6/15/22(6)	403,475	$7,056,778

		$7,056,778

Pipelines — 0.3%
Energy Transfer Operating, L.P., Series C, 7.375% to 5/15/23(6)	116,000	$2,107,720
Energy Transfer Operating, L.P., Series E, 7.60% to 5/15/24(6)	59,950	1,140,249

		$3,247,969

Real Estate Management & Development — 0.7%
Brookfield Property Partners, L.P., Series A, 5.75%	224,848	$4,047,264
Brookfield Property Partners, L.P., Series A, 6.50%	102,075	2,046,604
Brookfield Property Partners, L.P., Series A2, 6.375%	134,005	2,611,757

		$8,705,625

Total Preferred Stocks (identified cost $86,276,357)		$79,547,683

Corporate Bonds & Notes — 13.0%(1)

Security	Principal Amount (000’s omitted)	Value
Banks — 5.5%
Banco Mercantil del Norte S.A./Grand Cayman, 7.50% to 6/27/29(2)(6)(7)	$2,470	$2,356,528
Banco Mercantil del Norte S.A./Grand Cayman, 7.625% to 1/10/28(2)(6)(7)	1,160	1,107,800
Banco Mercantil del Norte S.A./Grand Cayman, 8.375% to 10/14/30(2)(6)(7)	1,105	1,118,039
Bank of New York Mellon Corp. (The), Series G, 4.70% to 9/20/25(6)(7)	1,452	1,575,827
Barclays PLC, 7.75% to 9/15/23(6)(7)	2,378	2,423,588
Barclays PLC, 7.875% to 3/15/22(6)(7)(8)	3,365	3,462,854
Citigroup, Inc., 5.95% to 1/30/23(6)(7)	2,100	2,183,704

Security	Principal Amount (000’s omitted)	Value
Citigroup, Inc., Series M, 6.30% to 5/15/24(6)(7)	$6,675	$6,913,264
Comerica, Inc., 5.625% to 7/1/25(6)(7)	5,845	6,256,260
Credit Suisse Group AG, 7.50% to 7/17/23(2)(6)(7)	5,917	6,243,826
Farm Credit Bank of Texas, Series 3, 6.20% to 6/15/28(2)(6)(7)	3,200	3,221,392
HSBC Holdings PLC, 6.375% to 9/17/24(6)(7)	1,515	1,504,690
HSBC Holdings PLC, 6.875% to 6/1/21(6)(7)	4,445	4,532,285
Huntington Bancshares, Inc., Series F, 5.625% to 7/15/30(6)(7)	2,926	3,236,829
ING Groep NV, 6.50% to 4/16/25(6)(7)	3,100	3,233,455
Lloyds Banking Group PLC, 7.50% to 6/27/24(6)(7)	6,125	6,475,473
Natwest Group PLC, 6.00% to 12/29/25(6)(7)	1,642	1,728,205
Natwest Group PLC, 8.00% to 8/10/25(6)(7)	5,035	5,688,140
Regions Financial Corp., Series D, 5.75% to 6/15/25(6)(7)	1,500	1,601,250
Standard Chartered PLC, 6.00% to 7/26/25(2)(6)(7)	1,533	1,557,053
Truist Financial Corp., Series P, 4.95% to 9/1/25(6)(7)	1,463	1,565,410
Zions Bancorp NA, 5.80% to 6/15/23(6)(7)	1,501	1,367,462

		$69,353,334

Capital Markets — 1.7%
AerCap Holdings NV, 5.875% to 10/10/24, 10/10/79(6)	$3,010	$2,312,899
Charles Schwab Corp. (The), Series G, 5.375% to 6/1/25(6)(7)	4,621	5,071,547
Morgan Stanley, Series J, 4.085% to 10/15/20(6)(7)	5,850	5,730,028
UBS Group AG, 6.875% to 8/7/25(6)(7)(8)	7,463	8,060,070

		$21,174,544

Diversified Financial Services — 0.6%
Alpha Holding S.A. de CV, 9.00%, 2/10/25(2)	$3,235	$2,651,083
Alpha Holding S.A. de CV, 10.00%, 12/19/22(2)	470	408,900
Discover Financial Services, Series D, 6.125% to 6/23/25(6)(7)	2,397	2,553,524
Textron Financial Corp., 2.127%, (3 mo. USD LIBOR + 1.735%), 2/15/67(2)(9)	1,719	1,137,462
Unifin Financiera SAB de CV, 7.375%, 2/12/26(2)	1,325	1,011,717

		$7,762,686

Electric Utilities — 1.2%
Emera, Inc., Series 16-A, 6.75% to 6/15/26, 6/15/76(6)	$3,025	$3,367,566
NextEra Energy Capital Holdings, Inc., 5.65% to 5/1/29, 5/1/79(6)	3,502	3,989,794
Sempra Energy, 4.875% to 10/15/25(6)(7)	5,550	5,759,790
Southern Co. (The), Series B, 5.50% to 3/15/22, 3/15/57(6)	2,469	2,538,750

		$15,655,900

Food Products — 0.8%
Land O’ Lakes, Inc., 8.00%(2)(7)	$9,541	$9,445,590

		$9,445,590

Gas Utilities — 0.4%
NiSource, Inc., 5.65% to 6/15/23(6)(7)	$4,965	$4,843,308

		$4,843,308

Insurance — 0.4%
QBE Insurance Group, Ltd., 5.875% to 5/12/25(2)(6)(7)	$5,181	$5,440,050

		$5,440,050

Security	Principal Amount (000’s omitted)	Value
Multi-Utilities — 0.6%
Centerpoint Energy, Inc., Series A, 6.125% to 9/1/23(6)(7)	$6,450	$6,413,229
Dominion Resources, Inc., 5.75% to 10/1/24, 10/1/54(6)	873	925,207

		$7,338,436

Oil, Gas & Consumable Fuels — 1.6%
DCP Midstream, L.P., Series A, 7.375% to 12/15/22(6)(7)	$6,375	$4,711,737
EnLink Midstream Partners, L.P., Series C, 6.00% to 12/15/22(6)(7)	9,900	3,910,500
EQT Corp., 6.125%, 2/1/25	3,299	3,641,750
Gran Tierra Energy, Inc., 7.75%, 5/23/27(2)	3,675	1,766,297
Odebrecht Oil & Gas Finance, Ltd., 0.00%(2)(7)	6,981	20,942
Plains All American Pipeline, L.P., Series B, 6.125% to 11/15/22(6)(7)	8,080	5,653,984

		$19,705,210

Pipelines — 0.2%
Energy Transfer Operating, L.P., Series B, 6.625% to 2/15/28(6)(7)	$3,543	$2,557,143

		$2,557,143

Total Corporate Bonds & Notes (identified cost $174,593,279)		$163,276,201

Exchange-Traded Funds — 1.9%

Security	Shares	Value
Equity Funds — 1.9%
First Trust Preferred Securities and Income ETF(1)	578,948	$11,081,065
iShares Preferred & Income Securities ETF(1)	355,637	12,866,946

Total Exchange-Traded Funds (identified cost $23,602,705)		$23,948,011

Short-Term Investments — 2.3%

Description	Units	Value
Eaton Vance Cash Reserves Fund, LLC, 0.22%(10)	29,547,282	$29,544,327

Total Short-Term Investments (identified cost $29,545,552)		$29,544,327

Total Investments — 127.3% (identified cost $1,496,096,254)		$1,604,390,913

Other Assets, Less Liabilities — (27.3)%		$(344,528,528)

Net Assets — 100.0%		$1,259,862,385

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Security (or a portion thereof) has been segregated as collateral with the custodian for borrowings under the Credit Agreement.

(2)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At July 31, 2020, the aggregate value of these securities is $93,939,305 or 7.5% of the Fund’s net assets.

(3)	Amount is less than 0.05%.

(4)	Non-income producing security.

(5)	For fair value measurement disclosure purposes, security is categorized as Level 3.

(6)	Security converts to variable rate after the indicated fixed-rate coupon period.

(7)	Perpetual security with no stated maturity date but may be subject to calls by the issuer.

(8)

Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At July 31, 2020, the aggregate value of these securities is $11,522,924 or 0.9% of the Fund’s net assets.

(9)	Variable rate security. The stated dividend/interest rate represents the rate in effect at July 31, 2020.

(10)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of July 31, 2020.

Country Concentration of Portfolio

Country	Percentage of Total Investments	Value
United States	38.1%	$611,485,668
Germany	12.9	206,730,632
United Kingdom	9.1	145,572,544
Japan	6.8	109,159,689
France	5.5	87,460,630
Switzerland	5.4	86,972,146
Spain	5.2	82,636,166
Finland	3.8	61,356,655
Italy	3.7	59,648,881
Netherlands	1.4	22,677,829
Sweden	1.0	15,733,465
Denmark	0.9	13,609,535
Canada	0.8	13,523,284
Australia	0.7	11,801,259
Taiwan	0.7	10,952,614
Ireland	0.5	8,776,758
Mexico	0.5	8,654,067
Hong Kong	0.5	8,121,719
China	0.5	7,527,893
Norway	0.3	4,374,001
India	0.2	3,646,525
Brazil	0.0 (1)	20,942
Exchange-Traded Funds	1.5	23,948,011

Total Investments	100.0%	$1,604,390,913

(1)	Amount is less than 0.05%.

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
USD	3,616,984	EUR	3,284,218	State Street Bank and Trust Company	8/31/20	$—	$(253,864)
USD	61,760,453	EUR	54,906,819	Goldman Sachs International	9/30/20	—	(2,995,725)
USD	61,336,856	EUR	54,527,514	State Street Bank and Trust Company	9/30/20	—	(2,971,976)

						$—	$(6,221,565)

Futures Contracts

Description	Number of Contracts	Position	Expiration Date	Notional Amount	Value/Unrealized Appreciation (Depreciation)
Equity Futures
E-mini S&P 500 Index	1,850	Long	9/18/20	$301,873,750	$20,836,001
STOXX Europe 600 Banks Index	(11,975)	Short	9/18/20	(251,297,660)	(3,046,508)
STOXX Europe 600 Index	(3,118)	Short	9/18/20	(44,386,394)	429,173

					$18,218,666

Abbreviations:

ADR	-	American Depositary Receipt

EUR	-	Euro

LIBOR	-	London Interbank Offered Rate

USD	-	United States Dollar

At July 31, 2020, the Fund had sufficient cash and/or securities to cover commitments under open derivative contracts.

In the normal course of pursuing its investment objectives, the Fund is subject to the following risks:

Equity Price Risk: The Fund enters into equity futures contracts on securities indices to gain or limit exposure to certain markets, particularly in connection with engaging in the dividend capture trading strategy.

Foreign Exchange Risk: The Fund engages in forward foreign currency exchange contracts to seek to hedge against fluctuations in currency exchange rates.

At July 31, 2020, the value of the Fund’s investment in affiliated funds was $29,544,327, which represents 2.3% of the Fund’s net assets. Transactions in affiliated funds by the Fund for the fiscal year to date ended July 31, 2020 were as follows:

Name of affiliated fund	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Units, end of period
Short-Term Investments
Eaton Vance Cash Reserves Fund, LLC	$10,412,076	$392,939,474	$(373,780,236)	$(25,762)	$(1,225)	$29,544,327	$64,729	29,547,282

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At July 31, 2020, the hierarchy of inputs used in valuing the Fund’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3*	Total
Common Stocks
Communication Services	$59,083,616	$56,515,813	$—	$115,599,429
Consumer Discretionary	59,583,674	124,126,022	—	183,709,696
Consumer Staples	15,181,898	120,271,044	—	135,452,942
Energy	21,027,576	1,292,523	—	22,320,099
Financials	57,074,792	98,298,508	—	155,373,300
Health Care	57,578,080	60,403,195	—	117,981,275
Industrials	22,961,017	112,201,453	29,431	135,191,901
Information Technology	108,317,890	90,852,320	—	199,170,210
Materials	—	68,636,506	—	68,636,506
Real Estate	11,509,507	—	—	11,509,507
Utilities	12,612,902	150,516,924	—	163,129,826
Total Common Stocks	$424,930,952	$883,114,308 **	$29,431	$1,308,074,691
Preferred Stocks
Consumer Staples	$—	$9,190,337	$—	$9,190,337
Energy	10,304,747	—	—	10,304,747
Financials	18,790,850	10,103,649	—	28,894,499
Real Estate	13,101,732	—	—	13,101,732
Utilities	16,272,034	1,784,334	—	18,056,368
Total Preferred Stocks	$58,469,363	$21,078,320	$—	$79,547,683
Corporate Bonds & Notes	$—	$163,276,201	$—	$163,276,201
Exchange-Traded Funds	23,948,011	—	—	23,948,011
Short-Term Investments	—	29,544,327	—	29,544,327
Total Investments	$507,348,326	$1,097,013,156	$29,431	$1,604,390,913
Futures Contracts	$21,265,174	$—	$—	$21,265,174
Total	$528,613,500	$1,097,013,156	$29,431	$1,625,656,087

Liability Description
Forward Foreign Currency Exchange Contracts	$—	$(6,221,565)	$—	$(6,221,565)
Futures Contracts	(3,046,508)	—	—	(3,046,508)
Total	$(3,046,508)	$(6,221,565)	$—	$(9,268,073)

*	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Fund.

**

Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the fiscal year to date ended July 31, 2020 is not presented.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.